BASIS OF PREPARATION AND MATERIAL ACCOUNTING POLICY INFORMATION - Recently Adopted Accounting Standards (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revision of Prior Period [Line Items]
Increase in cash and cash equivalents	$ 1,141	$ 998	$ 900	$ 607
Decrease in restricted cash	(310)	(139)
Increase in cash used in investing activities	$ 4,356	$ 5,066	$ 2,544